Note 9 - Stockholders' Equity (Details Textual) $ / shares in Units, $ in Thousands							1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 07, 2024 $ / shares shares	Apr. 22, 2024	Jun. 21, 2023 shares	Jun. 20, 2023 shares	Jun. 22, 2022 shares	Jun. 25, 2021 shares	Dec. 31, 2022 $ / shares shares	Nov. 30, 2022 USD ($)	Aug. 31, 2021 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2020 shares	Jun. 23, 2020 shares
Common Stock, Shares Authorized (in shares)							29,000,000			29,000,000		29,000,000	29,000,000
Common Stock, Shares, Issued (in shares)							5,720,009			5,720,009		5,720,009	5,720,009
Common Stock, Shares, Outstanding (in shares)							5,720,009			5,720,009		5,720,009	5,720,009
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized (in shares)										20,655,895		20,655,895
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)										1,533,528		1,533,528
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										1,533,528		1,533,528
Shares Issued, Price Per Share (in dollars per share) | $ / shares										$ 3.19		$ 3.19
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)										8,509,995		8,509,995
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										8,509,995		8,509,995
Shares Issued, Price Per Share (in dollars per share) | $ / shares							$ 5.29			$ 5.29		$ 5.29	5.29
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)										7,130,335		7,130,335
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										1,835,227		1,835,227
Stock Issued During Period, Shares, New Issues (in shares)							1,835,227
Shares Issued, Price Per Share (in dollars per share) | $ / shares							$ 5.29			$ 5.29		$ 5.29	$ 5.29
Pieris Pharmaceuticals, Inc. [Member]
Common Stock, Shares Authorized (in shares)							3,750,000			3,750,000		3,750,000	3,750,000
Common Stock, Shares, Issued (in shares)							931,489			1,320,240		1,236,688	931,489
Common Stock, Shares, Outstanding (in shares)							931,489			1,320,240		1,236,688	931,489
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)							10,000,000			10,000,000		10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)							15,617			15,618		15,617	15,617
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							15,617			15,618		15,617	15,617
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)										13.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)												116,060
Common Stock, Capital Shares Reserved for Future Issuance (in shares)												9,375
Proceeds from Issuance of Common Stock | $										$ 0	$ 19,729	$ 19,729	$ 6,922
Pieris Pharmaceuticals, Inc. [Member] | Jefferies L L C [Member] | At the Market Offering [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares									$ 0.001
Stock Issued During Period, Shares, New Issues (in shares)										0	24,300,000	0.3	25,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares							$ 276.51				$ 0.84	$ 67.07	$ 276.51
Sale of Stock, Authorized Amount | $								$ 75,000	$ 50,000
Proceeds from Issuance of Common Stock | $											$ 20,300
Pieris Pharmaceuticals, Inc. [Member] | Employee Director And Consultant Equity Incentive Plan2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)															43,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)										333,145					19,746
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)			75,000	75,000	37,500	28,125
Common Stock, Capital Shares Reserved for Future Issuance (in shares)				184,375		71,875										43,750
Pieris Pharmaceuticals, Inc. [Member] | The 2023 Employee Stock Purchase Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)														9,375
Pieris Pharmaceuticals, Inc. [Member] | Series A Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)							85			85		85	85
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							85			85		85	85
Pieris Pharmaceuticals, Inc. [Member] | Series B Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)							4,026			4,026		4,026	4,026
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							4,026			4,026		4,026	4,026
Pieris Pharmaceuticals, Inc. [Member] | Series C Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)							3,506			3,506		3,506	3,506
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							3,506			3,506		3,506	3,506
Pieris Pharmaceuticals, Inc. [Member] | Series D Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)							3,000			3,000		3,000	3,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							3,000			3,000		3,000	3,000
Pieris Pharmaceuticals, Inc. [Member] | Series E Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)							5,000			5,000		5,000	5,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							5,000			5,000		5,000	5,000
Pieris Pharmaceuticals, Inc. [Member] | Series F Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)										1		0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										1		0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.01
Preferred Stock, Voting Rights, Number of Votes Per Share	25,000,000
Pieris Pharmaceuticals, Inc. [Member] | Series F Preferred Stock [Member] | Board of Directors Chairman [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Stock Issued During Period, Shares, New Issues (in shares)	1
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 1
Reverse Stock Split [Member] | Pieris Pharmaceuticals, Inc. [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		80